UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Investment Counselors, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 10, 2004
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 89
                                        -------------------

Form 13F Information Table Value Total: $   250,156
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     730     8,580  SH      SOLE                   7,780              800
AFLAC Inc.                     com         001055102   5,237   144,741  SH      SOLE                 136,115            8,726
Abbott Laboratories            com         002824100     582    12,499  SH      SOLE                  12,499
Amer Int'l Group               com         026874107   3,724    56,188  SH      SOLE                  53,507            2,731
American Express               com         025816109   3,249    67,374  SH      SOLE                  64,099            3,335
Amgen                          com         031162100   3,166    51,224  SH      SOLE                  49,079            2,205
Automatic Data Proc            com         053015103   5,481   138,368  SH      SOLE                 128,981            9,527
BJ Services                    com         055482103   2,334    65,020  SH      SOLE                  62,610            2,620
Bank One Corp                  com         06423A103     859    18,838  SH      SOLE                  18,838
Bankamerica Corp               com         060505104   4,408    54,806  SH      SOLE                  52,856            2,100
Baxter International           com         071813109   4,431   145,177  SH      SOLE                 139,297            6,380
Bellsouth Corp                 com         079860102     233     8,224  SH      SOLE                   7,709              515
BiSys Group Inc.               com         055472104   3,023   203,175  SH      SOLE                 193,245           10,420
Biomet Inc                     com         090613100   4,381   120,315  SH      SOLE                 113,675            6,640
Bristol-Myers Squibb           com         110122108   3,114   108,885  SH      SOLE                 103,893            5,117
Butler National Corp.          com         123720104      47   100,000  SH      SOLE                 100,000
CEF iShares Russell            com         464287655     213     1,920  SH      SOLE                   1,920            1,070
CVS Corp.                      com         126650100   4,639   128,426  SH      SOLE                 119,526            9,020
Chevron Texaco Corp            com         166764100     270     3,127  SH      SOLE                   3,127               30
Cinergy Corp                   com         172474108   4,164   107,288  SH      SOLE                 102,198            5,210
Cintas Corp.                   com         172908105   4,649    92,747  SH      SOLE                  88,487            4,260
Cisco Systems Inc              com         17275R102   5,371   221,125  SH      SOLE                 213,155            8,340
Citigroup                      com         172967101   3,468    71,436  SH      SOLE                  68,059            3,577
Coca-Cola                      com         191216100     426     8,386  SH      SOLE                   8,386
Compass Bancshares Inc         com         20449h109   1,988    50,570  SH      SOLE                  48,230            2,415
Conair Corp                    com         205889108       2    16,380  SH      SOLE                  16,380
Costco Wholesale Corp          com         22160K105   4,466   120,108  SH      SOLE                 112,555            7,703
Dell Inc.                      com         247025109   3,084    90,809  SH      SOLE                  86,859            4,070
Devon Energy                   com         251799102   2,167    37,843  SH      SOLE                  36,233            1,680
Disney (Walt) Holding Co.      com         254687106   2,106    90,286  SH      SOLE                  85,664            4,822
Dow Chemical                   com         260543103   4,608   110,851  SH      SOLE                 105,961            5,200
Emerson Electric               com         291011104   5,551    85,732  SH      SOLE                  80,853            5,069
Exxon-Mobil Corp               com         30231G102   5,363   130,800  SH      SOLE                 124,696            6,224
Fifth Third Bancorp            com         316773100     723    12,236  SH      SOLE                  11,761              475
Ford Motor Co                  com         345370100   4,172   260,766  SH      SOLE                 251,982           12,347
General Dynamics Corp.         com         369550108   3,356    37,125  SH      SOLE                  35,415            1,750
General Electric               com         369604103   7,707   248,759  SH      SOLE                 236,985           12,194
General Motors                 com         370442105     402     7,534  SH      SOLE                   7,534
Glaxosmithkline PLC            com         37733W105     539    11,555  SH      SOLE                  11,555
Halliburton Co                 com         406216101   1,728    66,455  SH      SOLE                  64,135            2,420
Harley Davidson                com         412822108   1,685    35,445  SH      SOLE                  34,115            1,455
Health Management Assoc., Inc. com         421933102   4,331   180,441  SH      SOLE                 170,975            9,906
Home Depot                     com         437076102   3,254    91,687  SH      SOLE                  88,077            3,975
Int'l Bus. Machines            com         459200101   4,519    48,760  SH      SOLE                  45,445            3,395
Intel Corp                     com         458140100   4,586   142,422  SH      SOLE                 132,942            9,555
J.P. Morgan Chase & Co.        com         46625H100     226     6,150  SH      SOLE                   6,150
Johnson & Johnson              com         478160104   4,178    80,873  SH      SOLE                  77,793            3,290
Kimberly-Clark                 com         494368103   2,219    37,556  SH      SOLE                  36,170            1,526
Lilly (ELI)                    com         532457108     481     6,836  SH      SOLE                   6,536              300
Manpower Inc.                  com         56418H100   4,465    94,840  SH      SOLE                  89,960            5,130
McCormick & Company            com         579780206   1,859    61,770  SH      SOLE                  57,830            4,010
Medtronic Inc                  com         585055106   4,278    87,997  SH      SOLE                  83,797            4,290
Mellon Financial Corp.         com         58551A108     963    30,000  SH      SOLE                  30,000
Merck & Co                     com         589331107   3,085    66,770  SH      SOLE                  63,290            3,605
Microsoft                      com         594918104   6,168   223,961  SH      SOLE                 215,621            9,175
Mid Cap SPDR Tr Unit Ser 1     com         595635103   1,092    10,358  SH      SOLE                  10,058            3,500
Motorola, Inc                  com         620076109   4,542   322,796  SH      SOLE                 308,256           15,270
Newell Rubbermaid              com         651229106   2,314   101,645  SH      SOLE                  97,935            3,910
Nisource Inc                   com         65473P105   4,202   191,515  SH      SOLE                 183,085            8,730
Oracle Corp                    com         68389X105     156    11,799  SH      SOLE                   9,600            2,199
Outback Steakhouse             com         689899102   2,361    53,405  SH      SOLE                  50,445            2,960
Panera Bread Co. CL A          com         69840W108   1,998    50,555  SH      SOLE                  48,105            2,660
Peoplesoft Inc                 com         712713106   4,470   196,035  SH      SOLE                 187,465            9,030
Pfizer, Inc                    com         717081103   6,634   187,766  SH      SOLE                 180,776            8,430
Pitney Bowes Inc.              com         724479100   4,572   112,545  SH      SOLE                 106,565            6,130
Procter & Gamble               com         742718109     498     4,987  SH      SOLE                   4,987
Qualcomm Inc                   com         747525103   2,604    48,286  SH      SOLE                  45,846            2,480
Raymond James Financial        com         754730109   1,572    41,695  SH      SOLE                  40,115            1,760
Royal Dutch Petrol             com         780257804     384     7,328  SH      SOLE                   7,328
S & P Depository Receipts      com         78462F103   8,872    79,726  SH      SOLE                  79,276            6,473
SBC Communications, Inc        com         78387G103   3,898   149,532  SH      SOLE                 144,292            5,620
SLM Corporation                com         78442p106   4,964   131,730  SH      SOLE                 125,820            6,050
Stryker Corp                   com         863667101   2,682    31,550  SH      SOLE                  28,980            2,570
Sun Microsystems               com         866810104      73    16,160  SH      SOLE                  16,160              100
Sysco Corp                     com         871829107   5,309   142,606  SH      SOLE                 134,650            8,016
Texas Instruments              com         882508104   4,440   151,130  SH      SOLE                 144,770            6,655
Travelers Prop Casualty Corp-C com         89420G109   1,850   110,270  SH      SOLE                 104,476            6,109
U S Bancorp - Del              com         902973304   2,016    67,692  SH      SOLE                  64,602            3,190
Vanguard Extended Market Viper com         922908652     714    10,100  SH      SOLE                  10,100
Vanguard Total Stock Market Vi com         922908769   2,696    25,322  SH      SOLE                  21,185            4,137
Verizon Communications         com         077853109     284     8,100  SH      SOLE                   8,100
Vodafone Group PLC Adr         com         92857W100   1,856    74,128  SH      SOLE                  71,688            2,930
Vornado Realty Corp.           com         929042109   2,178    39,783  SH      SOLE                  37,918            1,940
Wal Mart Stores                com         931142103   2,895    54,575  SH      SOLE                  51,232            3,343
Williams Sonoma                com         969904101   2,322    66,795  SH      SOLE                  64,165            2,800
Wyeth                          com         026609107     320     7,540  SH      SOLE                   7,540
Yankee Candle Co., Inc.        com         984757104   2,266    82,895  SH      SOLE                  79,405            3,670
Alltel Corp.                   Preferred   020039822     214     4,310  SH      SOLE                   4,310
Baxter Pfd                     Preferred   071813406     450     8,150  SH      SOLE                   8,150